Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Carrying value of outstanding debt
The following tables summarizes the carrying value of our outstanding debt as of December 31, 2013 and 2012:

	Coupon	Carrying Value as of	Effective	Carrying Value as of	Effective
	Rate	December 31, 2013	Interest Rate	December 31, 2012	Interest Rate
	(In millions, except percentages)
Long-Term Debt
Senior notes due 2015	1.625%	$599	1.805%	$599	1.805%
Senior notes due 2015	0.700%	250	0.820%	250	0.820%
Senior notes due 2017	1.350%	1,000	1.456%	999	1.456%
Senior notes due 2020	3.250%	498	3.389%	498	3.389%
Senior notes due 2022	2.600%	999	2.678%	999	2.678%
Senior notes due 2042	4.000%	743	4.114%	742	4.114%
Total senior notes		4,089		4,087
Other indebtedness		28		19
Total long-term debt		$4,117		$4,106

Short-Term Debt
Senior notes due 2013	0.875%	N/A		$400	1.078%
Other indebtedness		$6		13
Total short-term debt		6		413
Total Debt		$4,123		$4,519

Schedule of present value of minimum lease payments	The present value of future minimum lease payments as of December 31, 2013 was $5 million with imputed interest of less than $1 million.
Schedule of expected future principal maturities	Expected future principal maturities as of December 31, 2013 are as follows (in millions):

Fiscal Years:
2014	$7
2015	852
2016	—
2017	1,000
2018	—
Thereafter	2,260
$4,119